Schedule of Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,972,716
Preferred stock, shares issued		5,950,673
Preferred stock, shares outstanding		5,950,673
Preferred stock, carrying value		$ 7,865
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		5,969,136
Preferred stock, shares issued		5,950,673
Preferred stock, shares outstanding		5,950,673
Preferred stock, carrying value		$ 7,865
Series Seed 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,328,371
Preferred stock, shares issued		1,325,081
Preferred stock, shares outstanding		1,325,081
Preferred stock liquidation preference, value		$ 1,350
Preferred stock, carrying value		$ 1,323
Series Seed 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		922,925
Preferred stock, shares issued		922,950
Preferred stock, shares outstanding		922,950
Preferred stock liquidation preference, value		$ 940
Preferred stock, carrying value		$ 940
Series Seed 3 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,776,667
Preferred stock, shares issued		1,764,724
Preferred stock, shares outstanding		1,764,724
Preferred stock liquidation preference, value		$ 2,515
Preferred stock, carrying value		$ 2,515
Series Seed 4 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,941,173
Preferred stock, shares issued		1,937,918
Preferred stock, shares outstanding		1,937,918
Preferred stock liquidation preference, value		$ 3,100
Preferred stock, carrying value		$ 3,087